Off Balance Sheet Transactions - Schedule of Different Off Balance Sheet Transactions (Detail) - ARS ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial investments [line items]
Custody of government and private securities and other assets held by third parties		$ 12,744,498,368	$ 14,144,129,509
Preferred and other collaterals received from customers	[1]	3,615,184,586	2,474,888,943
Checks already deposited and pending clearance		154,188,835	238,181,801
Outstanding checks not yet paid		241,855,374	332,987,954
Written-off credits		$ 122,858,052	42,379,838
Securities received guarantee repurchase transactions			$ 30,291,314

[1]	Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force on this matter.